Income taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense income [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	$ 30,242	$ 25,242
Tax losses	169,498	160,052
Deductible temporary differences for which deferred tax assets have not been recognized		25,242
Temporary differences associated with investments in subsidiaries	788,917	546,403
Turkey
Major components of tax expense income [line items]
Increase in deferred income tax expense due to exchange difference	$ 8,099	$ 24,595